Convertible Loans Payable (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum [Member]
Debt Instrument [Line Items]
Stock price	$ 0.19	$ 0.16	$ 0.07
Exercise price	$ 0.09	$ 0.03	$ 0.04
Contractual term (in years)	7 months 20 days	3 months 7 days	3 days
Volatility (annual)	1313.00%	149.00%	125.00%
Risk-free rate	0.51%	0.04%	0.08%
Maximum [Member]
Debt Instrument [Line Items]
Stock price	$ 0.20	$ 0.45	$ 1.20
Exercise price	$ 0.11	$ 0.20	$ 0.20
Contractual term (in years)	8 months 4 days	1 year	1 year
Volatility (annual)	1368.00%	2095.00%	424.00%
Risk-free rate	0.78%	0.39%	1.46%